The Tocqueville Phoenix Fund
Schedule of Investments as of January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks - 88.3%
Auto Components - 4.1%
Garrett Motion, Inc. (a)	150,000	$1,263,000
Lear Corp.	10,000	1,231,800
Visteon Corp. (a)	57,000	4,549,170
		7,043,970
Building Products - 3.3%
Apogee Enterprises, Inc.	180,000	5,727,600
Chemicals - 11.8%
Eastman Chemical Co.	47,500	3,385,325
GCP Applied Technologies, Inc. (a)	70,000	1,555,400
HB Fuller Co.	60,000	2,772,600
Orion Engineered Carbons SA (b)	266,000	4,176,200
PolyOne Corp.	80,000	2,654,400
WR Grace & Co.	88,000	5,927,680
		20,471,605
Commercial Services & Supplies - 4.6%
Harsco Corp. (a)	449,200	6,693,080
Team, Inc. (a)	90,000	1,224,000
		7,917,080
Communications Equipment - 4.0%
Lumentum Holdings, Inc. (a)	91,000	6,895,070
Construction Materials - 1.6%
U.S. Concrete, Inc. (a)	77,500	2,758,225
Distributors - 0.5%
LKQ Corp. (a)	25,000	817,125
Electrical Equipment - 3.4%
Acuity Brands, Inc.	50,000	5,893,500
Electronic Equipment, Instruments & Components - 16.5%
Fabrinet (a)(b)	117,100	7,381,984
Flex Ltd. (a)(b)	500,000	6,575,000
MTS Systems Corp.	35,000	1,774,150
Plexus Corp. (a)	80,000	5,689,600
TTM Technologies, Inc. (a)	490,000	7,051,100
		28,471,834
Energy Equipment & Services - 1.3%
Solaris Oilfield Infrastructure, Inc. - Class A	200,000	2,306,000
Food Products - 0.6%
Landec Corp. (a)	93,200	1,043,840
Health Care Equipment & Supplies - 1.6%
IntriCon Corp. (a)	160,000	2,724,800
Health Care Providers & Services - 2.0%
Cross Country Healthcare, Inc. (a)	352,000	3,484,800
Household Durables - 5.2%
Mohawk Industries, Inc. (a)	34,800	4,582,464
Newell Brands, Inc.	225,000	4,394,250
		8,976,714

Insurance - 0.9%
Loews Corp.	30,000	1,543,500
Interactive Media & Services - 1.6%
Cars.com, Inc. (a)	230,000	2,684,100
IT Services - 2.9%
DXC Technology Co.	160,000	5,100,800
Machinery - 7.7%
Crane Co.	72,500	6,195,850
REV Group, Inc.	245,000	2,450,000
Stanley Black & Decker, Inc.	29,200	4,652,436
		13,298,286
Media - 4.3%
TEGNA, Inc.	436,000	7,368,400
Paper & Forest Products - 1.5%
Louisiana-Pacific Corp.	82,000	2,515,760
Professional Services - 0.9%
TrueBlue, Inc. (a)	70,000	1,533,700
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	100,000	1,393,000
Textiles, Apparel & Luxury Goods - 4.1%
PVH Corp.	82,100	7,156,657
Trading Companies & Distributors - 3.1%
Rush Enterprises, Inc. - Class A	124,400	5,349,200
Total Common Stocks (Cost $130,641,018)		152,475,566

Short-Term Investment - 5.1%
Money Market Fund - 5.1%
STIT - Treasury Portfolio - Institutional Class, 1.464% (c)	8,800,000	8,800,000
Total Short-Term Investment (Cost $8,800,000)		8,800,000

Total Investments (Cost $139,441,018) - 93.4%		161,275,566
Other Assets in Excess of Liabilities - 6.6%		11,474,725
Total Net Assets - 100.0%		$172,750,291

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 4.3%; Luxembourg 2.4%; Singapore 3.8%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.